Auditors Fees	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]

Note 35     Auditors Fees

Amounts in US$‘000	2021	2020	2019
Audit fees	1,023	926	763
Audit related fees	65	—	510
Tax services fees	47	35	165
Non-audit services fees	—	—	5
Total Auditors Fees	1,135	961	1,443

Fees are shown net of VAT and other associated tax charges.

Non-audit services fees relate to consultancy and other services.